Financial assets and liabilities - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other non-current assets	$ 71,134	$ 73,485
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Other non-current assets	922	877
Publicly-traded and privately-held investments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other non-current assets	69	35
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other non-current assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other non-current assets	853	842
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(968)	(368)
Derivative financial instruments | Derivative financial instruments | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(962)	(368)
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(6)	0
Other | Other
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	236	225
Other | Other | Quoted prices in active markets for identical assets (level 1)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	236	225
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Other current assets, trade payables and other liabilities, other non-current assets and liabilities	$ 0	$ 0